Stock Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Stock Based Compensation [Abstract]
Schedule Of Share Based Compensation Weighted Average Assumptions Used To Value Stock Option Grants

	2011	2010	2009

Risk-free interest rate	1.3%	2.1%	2.1%
Expected life (years)	5	4	4
Expected volatility	25%	25%	24%
Dividend yield	8.1%	6.2%	4.8%
Estimated forfeitures	12.9%	3.3%	10.5%

Summary Of Option Activity

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Exercise	Number	Exercise	Number	Exercise
	of Options	Price	of Options	Price	of Options	Price

Options outstanding
at beginning of year	919,639	$15.08	841,991	$14. 69	912,879	$13.10
Granted	2,030	10.86	119,945	14.25	94,460	18.57
Forfeited	(10,180)	16.59	--	--	--	--
Exercised	(4,525)	8.23	(42,297)	4.96	(165,348)	8.08
Options outstanding
at end of year	906,964	$15.09	919,639	$15.08	841,991	$14.69

Summary Of Stock Options Outstanding And Exercisable

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Outstanding	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	6,550	4.95	11.42	--
13.33- 17.59	839,601	7.52	14.98	--
19.19	52,030	7.08	19.19	--
	906,964	7.44	$15.09	$57

	Options Exercisable
		Weighted	Weighted
		Average	Average
	Number	Remaining	Exercise	Aggregate
Exercise	of Options	Contractual	Price per	Intrinsic
Price	Exercisable	Life (in years)	Share	Value
	(Dollars in thousands, except per share amounts)
$4.07	8,783	3.55	$4.07	$57
6.19- 8.69	--	--	--	--
10.86- 12.71	4,926	1.93	11.61	--
13.33- 17.59	727,349	7.23	15.03	--
19.19	31,218	7.08	19.19	--
	772,276	7.14	$15.05	$57

Summary Of RRP Share Activity

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number	Grant Date	Number	Grant Date	Number	Grant Date
	of Shares	Fair Value	of Shares	Fair Value	of Shares	Fair Value
Unvested RRP shares
at beginning of year:	23,762	$15.07	34,177	$15.17	52,509	$14.87
Granted	--	--	11,317	14.42	5,657	17.64
Vested	(10,180)	15.30	(21,732)	14.88	(23,989)	15.10
Forfeited	--	--	--	--	--	--
Unvested RRP shares
at end of year	13,582	$14.90	23,762	$15.07	34,177	$15.17